LEASES (Schedule of Minimum of Lease Payments) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Lessee Disclosure [Abstract]
2025	$ 1,133
2026	1,059
2027	1,020
2028	983
2029	983
2030-2032	2,160
Total undiscounted lease payments	7,338
Less: imputed interest	(1,320)
Present value of lease liabilities	$ 6,018